Post Employment Benefits - Schedule of Analysis of Fair Value of Plan Assets (Parenthetical) (Detail) £ in Millions	Jun. 30, 2017 GBP (£)
Post employment plans [member] | Ireland [member]
Disclosure of fair value of plan assets [line items]
Plan assets invested in own shares	£ 0.5